COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2021
COMPENSATION EXPENSE [Text Block]

6. COMPENSATION EXPENSE

	Years ended December 31,
	2021	2020
Wages, salaries and benefits	82,344	71,481
Post-employment benefits	1,765	1,986
Share-based compensation expense (Note 21c)	5,762	5,310
	89,871	78,777

Compensation expense is presented as a component of cost of sales and general and administrative expense, and project development costs.